Deferred compensation awards - Activity relating to RSU awards (Detail) - RSU awards [Member] - ¥ / shares	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Outstanding
Outstanding (number of shares), Beginning	115,287,730
Outstanding (number of shares), Granted	64,439,400
Outstanding (number of shares), Forfeited	(9,223,711)
Outstanding (number of shares), Delivered	(48,384,029)
Outstanding (number of shares), Ending	122,119,390	115,287,730
Weighted-Average grant date fair value per share
Weighted-average grant date fair value per share, Beginning	¥ 427
Weighted-average grant date fair value per share, Granted	507
Weighted-average grant date fair value per share, Forfeited	468
Weighted-average grant date fair value per share, Delivered	427
Weighted-average grant date fair value per share, Ending	¥ 466	¥ 427
Weighted-average remaining life until expiry (years)
Weighted-average remaining life until expiry (years), Outstanding	1 year	1 year